SHAREHOLDERS’ EQUITY (Details Narrative)					6 Months Ended
	Jun. 05, 2025 USD ($) $ / shares shares	Oct. 11, 2024 USD ($) $ / shares shares	May 09, 2024 USD ($) $ / shares shares	Apr. 19, 2024 shares	Sep. 30, 2025 $ / shares shares	Jun. 05, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares
Common stock, shares authorized					500,000,000		500,000,000
Common stock, per share | $ / shares					$ 0.001		$ 0.001
Ordinary share, shares issued					59,564,571		15,564,571
Ordinary share, shares outstanding					59,564,571		15,564,571
Ordinary Shares [Member]
Issued share of common stock					44,000,000
IPO [Member] | Ordinary Shares [Member]
Issued share of common stock		3,600,000
Shares issued, price per share | $ / shares		$ 0.351
Gross proceeds | $		$ 1,263,600
Follow-on Public Offerings [Member]
Issued share of common stock	11,000,000
Shares issued, price per share | $ / shares	$ 0.60
Warrant outstanding	33,000,000					33,000,000
Warrant issued	33,000,000					33,000,000
Exercise price per share | $ / shares						$ 0.01
Gross proceeds | $	$ 6,930,000
Proceeds from issuance of warrants net | $	6,871,548
Common stock issuance costs | $	$ 58,452
2024 Equity Incentive Plan [Member]
Issued share of common stock			1,539,281
Shares not yet issued					460,719		460,719
2024 Equity Incentive Plan [Member] | Four Consultants [Member]
Issued share of common stock			1,539,281
Services fee | $			$ 1,165,000
2024 Equity Incentive Plan [Member] | Four Consultants [Member] | Minimum [Member]
Shares issued, price per share | $ / shares			$ 0.716
2024 Equity Incentive Plan [Member] | Four Consultants [Member] | Maximum [Member]
Shares issued, price per share | $ / shares			$ 0.778
2024 Equity Incentive Plan [Member] | Roma Green Finance Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant				2,000,000
Option expire				10 years